Summarized Quarterly Financial Information (unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Summarized Quarterly Financial Data (unaudited)
Summarized Quarterly Financial Data—(in thousands, except per unit amounts)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year ended December 31, 2016:
Revenues	$67,047	$151,171	$331,409	$550,613
Income (loss) from operations	(9,463)	12,594	47,898	199,407
Net income (loss)	(74,906)	(100,125)	(81,509)	85,345
Basic net income (loss) per common unit (1)	$(0.08)	$(0.21)	$(0.27)	$0.07
Diluted net income (loss) per common unit (1)	$(0.08)	$(0.21)	$(0.27)	$0.07
Year ended December 31, 2015:
Revenues	$67,530	$67,689	$67,537	$67,272
Income (loss) from operations	(9,822)	(4,318)	35,921	(18,739)
Net loss	(178,676)	(60,043)	(24,132)	(56,040)
Basic net income (loss) per common unit (1)	$(0.61)	$(0.01)	$0.18	$0.01
Diluted net loss per common unit (1)	$(0.61)	$(0.01)	$(0.03)	$(0.09)

(1)
The sum of the quarterly net income (loss) per common unit may not equal the full year amount as the undistributed income and loss allocations and computations of the weighted average common units outstanding for basic and diluted common units outstanding for each quarter and the full year are performed independently.